Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Oct. 31, 2021	Jun. 30, 2022	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As discussed in the Compensation Discussion and Analysis section above, our fundamental and overriding objective is to create value for our shareholders at leadership levels on a consistent long-term basis. The C&LD Committee approaches CEO and overall executive compensation with an emphasis on Pay for Performance through alignment of our incentive compensation program outcomes with successful execution of our business strategies. Payouts are intended to reward executives who achieve or exceed Company and business unit goals, with lower or no payouts when executives do not meet goals. Equity awards are a key component of executive compensation with the goal of driving Total Shareholder Return through the use of stock options and time-vested RSUs under the LTIP and PSUs under the PSP.
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other non-CEO
NEOs and certain financial performance measures of the Company for the past four fiscal years. Compensation actually paid (“CAP”), as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.
Pay Versus Performance (PVP) Table

							Value of Initial Fixed $100 Investment Based on

Year (a)	Summary Compensation Table (SCT) Total for CEO (Moeller) 1 ($) (b)	Compensation Actually Paid to CEO (Moeller) 2 ($) (c)	SCT Total for CEO (Taylor) ($) 1	Compensation Actually Paid to CEO (Taylor) 2 ($)	Average SCT Total for non-CEO NEOs 3 ($) (d)	Average Compensation Actually Paid to non-CEO NEOs 2,3 ($) (e)	P&G TSR ($) (f)	Peer Group TSR (S&P 500 Consumer Staples) 4 ($) (g)	Net Income ($B) (h)	Organic Sales Growth 5 (i)

2024-25	21,909,816	15,425,410	0	0	7,832,698	5,563,035	150.71	170.04	16.1	1.8%

2023-24	22,963,881	37,998,329	0	0	8,191,635	12,964,390	152.28	151.60	15.0	3.9%

2022-23	21,715,625	26,736,735	0	0	7,174,555	8,811,521	136.63	140.17	14.7	6.9%

2021-22	17,716,015	30,332,659	18,595,382	34,333,232	6,783,743	11,363,522	126.14	131.49	14.8	6.7%

2020-21			23,900,381	38,202,429	6,683,975	10,555,409	115.62	123.29	14.4	6.4%

(1)
Mr. Moeller served as CEO for the entirety of FY
2022-23
through FY
2024-25.
During FY
2021-22,
Mr. Taylor served 4 months as CEO and 8 months as Executive Chairman of the Board before retiring at the end of FY
2021-22.
Mr. Moeller served 8 months as CEO during FY
2021-22.
Mr. Taylor served as CEO for the entirety of FY
2020-21.

(2)	See section titled “Compensation Actually Paid Reconciliation” below for details on the CAP calculation.

(3)	The following non-CEO NEOs are included in the average compensation in columns (d) and (e) for each respective fiscal year above:

•	FY 2024-25 represented compensation for Andre Schulten, Shailesh Jejurikar, Jennifer L. Davis, and Sundar Raman

•	FY 2023-24 represented compensation for Andre Schulten, Shailesh Jejurikar, Ma. Fatima D. Francisco, and R. Alexandra Keith

•	FY 2022-23 represented compensation for Andre Schulten, Shailesh Jejurikar, Ma. Fatima D. Francisco, and R. Alexandra Keith

•	FY 2021-22 represented compensation for Andre Schulten, Shailesh Jejurikar, Ma. Fatima D. Francisco, R. Alexandra Keith, and Carolyn Tastad

•	FY 2020-21 represented compensation for Andre Schulten, Jon Moeller, Steven Bishop, Mary Lynn Ferguson-McHugh, and Shailesh Jejurikar

(4)	The peer group used for the Pay versus Performance table is the S&P 500 Consumer Staples Index (SP500.30).

(5)
In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measures (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined that Organic Sales Growth, which is a key driver of our annual and long-term incentive payouts, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table. Organic Sales Growth is a measure of sales growth excluding the impacts of acquisitions and divestitures and foreign exchange from year-over-year comparisons. See Exhibit A for a reconciliation of Organic Sales Growth to Net Sales Growth.

Compensation Actually Paid Reconciliation
The tables below provide the reconciliation between the equity amounts reported in the Summary Compensation Table (“SCT”) and those used to calculate CAP for both the CEO and the average of all other NEOs. As described in the Compensation Discussion and Analysis section, our NEOs receive equity awards under the PSP, LTIP, and Retirement Restoration Programs. NEOs receive PSUs in the PSP program, retirement restricted RSUs in the Retirement Restoration Program, and may select between stock options and RSUs in 25% increments in the LTIP program, except for the CEO where the C&LD Committee determines the appropriate mix of stock options and RSUs. Measurement of vested and unvested stock option awards uses the same lattice model used for financial statement reporting purposes, while PSUs are re-valued
using the same Monte-Carlo simulation used for financial statement reporting purposes.

	2024-25	2023-24	2022-23	2021-22		2020-21

Adjustments	CEO (a) (Moeller)	CEO (a) (Moeller)	CEO (a) (Moeller)	CEO (a) (Taylor)	CEO (a) (Moeller)	CEO (a) (Taylor)

Summary Compensation Table Total	21,909,816	22,963,881	21,715,625	18,595,382	17,716,015	23,900,381

(Deduct): Aggregate grant date fair value for stock awards and option awards included in the SCT (b)	(18,082,160)	(16,901,830)	(14,997,563)	(13,552,685)	(12,044,670)	(15,283,808)

Add: Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at fiscal year end (c)	11,863,926	21,316,676	18,527,276	12,022,907	14,208,859	15,625,764

Add: Year-over-year change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the fiscal year end (d)	(2,924,340)	6,319,870	1,100,946	8,156,040	5,143,672	8,814,092

Add: Fair value at vesting date of Stock Awards and Options granted and vested during the fiscal year (e)	360,238	351,275	281,459	339,121	205,328	307,588

Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year (f)	2,297,931	3,948,457	108,992	8,772,467	5,103,456	4,838,412

Add: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year (g)	0	0	0	0	0	0

(Deduct): Aggregate change in the actuarial present value of the accumulated benefit under any pension plan (h)	0	0	—	0	0	0

Add: Aggregate service cost and prior service cost for pension plans (i)	0	0	0	0	0	0

Total value of adjustments	(6,484,406)	15,034,448	5,021,110	15,737,850	12,616,645	14,302,048

CAP Amounts (as calculated)	15,425,410	37,998,329	26,736,735	34,333,232	30,332,659	38,202,429

For the “Other NEOs Average” columns below, all amounts reflect the average of the values for the applicable NEOs in each fiscal year in accordance with SEC rules.

	Other NEOs Average

Adjustments	2024-25	2023-24	2022-23	2021-22	2020-21

Summary Compensation Table Total	7,832,698	8,191,635	7,174,555	6,783,743	6,683,975

(Deduct): Aggregate grant date fair value for stock awards and option awards included in the SCT (b)	(5,565,296)	(5,256,231)	(4,441,759)	(4,432,973)	(3,893,129)

Add: Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at fiscal year end (c)	3,562,295	6,620,680	5,502,775	5,110,606	3,934,323

Add: Year-over-year change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the fiscal year end (d)	(932,960)	2,152,092	494,333	2,005,209	2,432,618

Add: Fair value at vesting date of Stock Awards and Options granted and vested during the fiscal year (e)	134,817	138,791	120,064	96,519	111,647

Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year (f)	696,732	1,315,673	(28,946)	1,800,418	1,285,975

Add: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year (g)	0	0	0	0	0

(Deduct): Aggregate change in the actuarial present value of the accumulated benefit under any pension plan (h)	(165,250)	(198,250)	(9,500)	—	—

Add: Aggregate service cost and prior service cost for pension plans (i)	0	0	0	0	0

Total value of adjustments	(2,269,662)	4,772,755	1,636,966	4,579,779	3,871,434

CAP Amounts (as calculated)	5,563,035	12,964,390	8,811,521	11,363,522	10,555,409

a)
Mr. Moeller served as CEO for the entirety of FY
2022-23
through FY
2024-25.
David Taylor is listed as the additional CEO in FY
2021-22.
Mr. Taylor served 4 months as CEO and 8 months as Executive Chairman of the Board before retiring at the end of FY
2021-22.
Mr. Moeller served 8 months as CEO in FY
2021-22.
Mr. Taylor served as CEO for the entirety of FY
2020-21.

b)
Represents the aggregate grant date fair value as of the indicated fiscal year of the RSUs, PSUs, and options granted to the CEO, and the additional CEO in FY
2021-22,
and the average grant date fair values for the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

c)
Represents the aggregate fair value as of the indicated fiscal year end of outstanding and unvested stock awards and option awards granted during such fiscal year. Stock option fair values are calculated using an industry standard lattice-based valuation model as of the measurement date, which is based on the stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU fair values are calculated using the stock price and a Monte-Carlo simulation as of the measurement date, as well as a modifier for forecasted performance. RSU fair values as of the measurement date are calculated using the stock price on the measurement date plus accrued dividends. In FY
2021-22,
the additional CEO (Mr. Taylor) as well as one
non-CEO
NEO retired on June 30, 2022, and, as such, the fair value of their 2022 options, RSUs and PSUs were pro-rated
at 75% to reflect their fiscal year service and will not vest until October and August 2025, respectively.

d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested RSUs, PSUs, and options. See footnote (c) above for information about our equity valuations.

e)
Represents the aggregate fair value at vesting of RSUs, PSUs, and options that were granted and vested during the indicated fiscal year. See footnote (c) above for information about our equity valuations. Amounts in this row reflect the annual grant of RSUs under our PST Restoration Program, which is described in the Grants of Plan-Based Awards Table and footnotes. Additionally, for the CEO, an additional CEO in FY
2021-22,
and any other retirement-eligible NEOs, this row includes the portion of any current year RSUs that was withheld to pay required payroll employment tax (FICA/Medicare) obligations (and income taxes due on the amounts withheld) due in connection with the executive qualifying as retirement-eligible during the applicable year.

f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each RSU, PSU and option t
hat
was granted in a prior fiscal year and which vested during the indicated fiscal year. See footnote (c) above for information about our equity valuations.

g)	No amounts were required to be reported for any CEO, additional CEO, or other NEO.

h)	Represents the aggregate change in the actuarial present value of the accumulated benefit under pension plans.

i)
There are no service costs or prior service costs for any of the CEO or the other NEOs. The applicable executives earned pensions in their home country but have been localized to the United States. As such, they are no longer earning benefits in their home country pension plans.

Company Selected Measure Name			Organic Sales Growth
Peer Group Issuers, Footnote			The peer group used for the Pay versus Performance table is the S&P 500 Consumer Staples Index (SP500.30).
Adjustment To PEO Compensation, Footnote

	2024-25	2023-24	2022-23	2021-22		2020-21

Adjustments	CEO (a) (Moeller)	CEO (a) (Moeller)	CEO (a) (Moeller)	CEO (a) (Taylor)	CEO (a) (Moeller)	CEO (a) (Taylor)

Summary Compensation Table Total	21,909,816	22,963,881	21,715,625	18,595,382	17,716,015	23,900,381

(Deduct): Aggregate grant date fair value for stock awards and option awards included in the SCT (b)	(18,082,160)	(16,901,830)	(14,997,563)	(13,552,685)	(12,044,670)	(15,283,808)

Add: Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at fiscal year end (c)	11,863,926	21,316,676	18,527,276	12,022,907	14,208,859	15,625,764

Add: Year-over-year change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the fiscal year end (d)	(2,924,340)	6,319,870	1,100,946	8,156,040	5,143,672	8,814,092

Add: Fair value at vesting date of Stock Awards and Options granted and vested during the fiscal year (e)	360,238	351,275	281,459	339,121	205,328	307,588

Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year (f)	2,297,931	3,948,457	108,992	8,772,467	5,103,456	4,838,412

Add: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year (g)	0	0	0	0	0	0

(Deduct): Aggregate change in the actuarial present value of the accumulated benefit under any pension plan (h)	0	0	—	0	0	0

Add: Aggregate service cost and prior service cost for pension plans (i)	0	0	0	0	0	0

Total value of adjustments	(6,484,406)	15,034,448	5,021,110	15,737,850	12,616,645	14,302,048

CAP Amounts (as calculated)	15,425,410	37,998,329	26,736,735	34,333,232	30,332,659	38,202,429
a)
Mr. Moeller served as CEO for the entirety of FY
2022-23
through FY
2024-25.
David Taylor is listed as the additional CEO in FY
2021-22.
Mr. Taylor served 4 months as CEO and 8 months as Executive Chairman of the Board before retiring at the end of FY
2021-22.
Mr. Moeller served 8 months as CEO in FY
2021-22.
Mr. Taylor served as CEO for the entirety of FY
2020-21.

b)
Represents the aggregate grant date fair value as of the indicated fiscal year of the RSUs, PSUs, and options granted to the CEO, and the additional CEO in FY
2021-22,
and the average grant date fair values for the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

c)
Represents the aggregate fair value as of the indicated fiscal year end of outstanding and unvested stock awards and option awards granted during such fiscal year. Stock option fair values are calculated using an industry standard lattice-based valuation model as of the measurement date, which is based on the stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU fair values are calculated using the stock price and a Monte-Carlo simulation as of the measurement date, as well as a modifier for forecasted performance. RSU fair values as of the measurement date are calculated using the stock price on the measurement date plus accrued dividends. In FY
2021-22,
the additional CEO (Mr. Taylor) as well as one
non-CEO
NEO retired on June 30, 2022, and, as such, the fair value of their 2022 options, RSUs and PSUs were pro-rated
at 75% to reflect their fiscal year service and will not vest until October and August 2025, respectively.

d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested RSUs, PSUs, and options. See footnote (c) above for information about our equity valuations.

e)
Represents the aggregate fair value at vesting of RSUs, PSUs, and options that were granted and vested during the indicated fiscal year. See footnote (c) above for information about our equity valuations. Amounts in this row reflect the annual grant of RSUs under our PST Restoration Program, which is described in the Grants of Plan-Based Awards Table and footnotes. Additionally, for the CEO, an additional CEO in FY
2021-22,
and any other retirement-eligible NEOs, this row includes the portion of any current year RSUs that was withheld to pay required payroll employment tax (FICA/Medicare) obligations (and income taxes due on the amounts withheld) due in connection with the executive qualifying as retirement-eligible during the applicable year.

f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each RSU, PSU and option t
hat
was granted in a prior fiscal year and which vested during the indicated fiscal year. See footnote (c) above for information about our equity valuations.

g)	No amounts were required to be reported for any CEO, additional CEO, or other NEO.

h)	Represents the aggregate change in the actuarial present value of the accumulated benefit under pension plans.

i)
There are no service costs or prior service costs for any of the CEO or the other NEOs. The applicable executives earned pensions in their home country but have been localized to the United States. As such, they are no longer earning benefits in their home country pension plans.

Non-PEO NEO Average Total Compensation Amount			$ 7,832,698	$ 8,191,635	$ 7,174,555	$ 6,783,743	$ 6,683,975
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,563,035	12,964,390	8,811,521	11,363,522	10,555,409
Adjustment to Non-PEO NEO Compensation Footnote

	Other NEOs Average

Adjustments	2024-25	2023-24	2022-23	2021-22	2020-21

Summary Compensation Table Total	7,832,698	8,191,635	7,174,555	6,783,743	6,683,975

(Deduct): Aggregate grant date fair value for stock awards and option awards included in the SCT (b)	(5,565,296)	(5,256,231)	(4,441,759)	(4,432,973)	(3,893,129)

Add: Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at fiscal year end (c)	3,562,295	6,620,680	5,502,775	5,110,606	3,934,323

Add: Year-over-year change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the fiscal year end (d)	(932,960)	2,152,092	494,333	2,005,209	2,432,618

Add: Fair value at vesting date of Stock Awards and Options granted and vested during the fiscal year (e)	134,817	138,791	120,064	96,519	111,647

Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year (f)	696,732	1,315,673	(28,946)	1,800,418	1,285,975

Add: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year (g)	0	0	0	0	0

(Deduct): Aggregate change in the actuarial present value of the accumulated benefit under any pension plan (h)	(165,250)	(198,250)	(9,500)	—	—

Add: Aggregate service cost and prior service cost for pension plans (i)	0	0	0	0	0

Total value of adjustments	(2,269,662)	4,772,755	1,636,966	4,579,779	3,871,434

CAP Amounts (as calculated)	5,563,035	12,964,390	8,811,521	11,363,522	10,555,409
a)
Mr. Moeller served as CEO for the entirety of FY
2022-23
through FY
2024-25.
David Taylor is listed as the additional CEO in FY
2021-22.
Mr. Taylor served 4 months as CEO and 8 months as Executive Chairman of the Board before retiring at the end of FY
2021-22.
Mr. Moeller served 8 months as CEO in FY
2021-22.
Mr. Taylor served as CEO for the entirety of FY
2020-21.

b)
Represents the aggregate grant date fair value as of the indicated fiscal year of the RSUs, PSUs, and options granted to the CEO, and the additional CEO in FY
2021-22,
and the average grant date fair values for the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

c)
Represents the aggregate fair value as of the indicated fiscal year end of outstanding and unvested stock awards and option awards granted during such fiscal year. Stock option fair values are calculated using an industry standard lattice-based valuation model as of the measurement date, which is based on the stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU fair values are calculated using the stock price and a Monte-Carlo simulation as of the measurement date, as well as a modifier for forecasted performance. RSU fair values as of the measurement date are calculated using the stock price on the measurement date plus accrued dividends. In FY
2021-22,
the additional CEO (Mr. Taylor) as well as one
non-CEO
NEO retired on June 30, 2022, and, as such, the fair value of their 2022 options, RSUs and PSUs were pro-rated
at 75% to reflect their fiscal year service and will not vest until October and August 2025, respectively.

d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested RSUs, PSUs, and options. See footnote (c) above for information about our equity valuations.

e)
Represents the aggregate fair value at vesting of RSUs, PSUs, and options that were granted and vested during the indicated fiscal year. See footnote (c) above for information about our equity valuations. Amounts in this row reflect the annual grant of RSUs under our PST Restoration Program, which is described in the Grants of Plan-Based Awards Table and footnotes. Additionally, for the CEO, an additional CEO in FY
2021-22,
and any other retirement-eligible NEOs, this row includes the portion of any current year RSUs that was withheld to pay required payroll employment tax (FICA/Medicare) obligations (and income taxes due on the amounts withheld) due in connection with the executive qualifying as retirement-eligible during the applicable year.

f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each RSU, PSU and option t
hat
was granted in a prior fiscal year and which vested during the indicated fiscal year. See footnote (c) above for information about our equity valuations.

g)	No amounts were required to be reported for any CEO, additional CEO, or other NEO.

h)	Represents the aggregate change in the actuarial present value of the accumulated benefit under pension plans.

i)
There are no service costs or prior service costs for any of the CEO or the other NEOs. The applicable executives earned pensions in their home country but have been localized to the United States. As such, they are no longer earning benefits in their home country pension plans.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table shows the financial metrics that are most important in linking compensation actually paid to our CEO and other NEOs to the Company’s performance for the most recently completed fiscal year. These metrics are included in our short- and/or long-term incentive programs, STAR, and PSP, as detailed in the Compensation Discussion and Analysis section above:

Financial Metrics

Organic Sales Growth

Core EPS Growth

Relative Organic Sales Growth

Constant Currency Before Tax Operating Profit

Free Cash Flow Productivity

Relative TSR

Total Shareholder Return Amount			$ 150.71	152.28	136.63	126.14	115.62
Peer Group Total Shareholder Return Amount			170.04	151.6	140.17	131.49	123.29
Net Income (Loss)			$ 16.1	$ 15	$ 14.7	$ 14.8	$ 14.4
Company Selected Measure Amount			0.018	0.039	0.069	0.067	0.064
Measure:: 1
Pay vs Performance Disclosure
Name			Organic Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name			Core EPS Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Organic Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Constant Currency Before Tax Operating Profit
Measure:: 5
Pay vs Performance Disclosure
Name			Free Cash Flow Productivity
Measure:: 6
Pay vs Performance Disclosure
Name			Relative TSR
Mr. Moeller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 21,909,816	$ 22,963,881	$ 21,715,625	$ 17,716,015
PEO Actually Paid Compensation Amount			$ 15,425,410	37,998,329	26,736,735	30,332,659
PEO Name		Mr. Moeller	Mr. Moeller
David Taylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	0	0	18,595,382	$ 23,900,381
PEO Actually Paid Compensation Amount			0	0	0	34,333,232	$ 38,202,429
PEO Name	Mr. Taylor						Mr. Taylor
PEO | Mr. Moeller [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,484,406)	15,034,448	5,021,110	12,616,645
PEO | Mr. Moeller [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Moeller [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Moeller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,082,160)	(16,901,830)	(14,997,563)	(12,044,670)
PEO | Mr. Moeller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,863,926	21,316,676	18,527,276	14,208,859
PEO | Mr. Moeller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,924,340)	6,319,870	1,100,946	5,143,672
PEO | Mr. Moeller [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			360,238	351,275	281,459	205,328
PEO | Mr. Moeller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,297,931	3,948,457	108,992	5,103,456
PEO | Mr. Moeller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | David Taylor [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						15,737,850	$ 14,302,048
PEO | David Taylor [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | David Taylor [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | David Taylor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(13,552,685)	(15,283,808)
PEO | David Taylor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						12,022,907	15,625,764
PEO | David Taylor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						8,156,040	8,814,092
PEO | David Taylor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						339,121	307,588
PEO | David Taylor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						8,772,467	4,838,412
PEO | David Taylor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,269,662)	4,772,755	1,636,966	4,579,779	3,871,434
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(165,250)	(198,250)	(9,500)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,565,296)	(5,256,231)	(4,441,759)	(4,432,973)	(3,893,129)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,562,295	6,620,680	5,502,775	5,110,606	3,934,323
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(932,960)	2,152,092	494,333	2,005,209	2,432,618
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			134,817	138,791	120,064	96,519	111,647
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			696,732	1,315,673	(28,946)	1,800,418	1,285,975
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0